SHORT-TERM BORROWINGS AND LONG-TERM LOAN	12 Months Ended
Dec. 31, 2017
SHORT-TERM BORROWINGS AND LONG-TERM LOAN [Abstract]
Long-term Deposit
(10) SHORT-TERM BORROWINGS AND LONG-TERM LOAN

Short-term borrowings and long-term loan consisted of the following:

	Interest rate per	December 31, 2017		December 31, 2016
Lender	annum	RMB	US$	RMB
BANK LOANS
Bank of SPD.
- November 16, 2016 to November16, 2017	5.22%	-	-	15,000
Bank of Weifang.
- July 15, 2016 to July 15, 2017	7.5%	-	-	19,500
- July 15, 2016 to July 15, 2017	7.5%	-	-	15,000
- July 20, 2016 to July 20, 2017	7.5%	-	-	6,400
- July 20, 2016 to July 20, 2017	7.5%	-	-	1,800
- July 20, 2016 to July 20, 2017	7.5%	-	-	2,300
- July 28, 2017 to July 28, 2018	6.5%	50,000	7,685	-
Weifang Dongfang State-owned Assets Management Co., Ltd.
- October 19, 2009 to October 18, 2017	4.41%	-	-	3,300
		50,000	7,685	63,300
Less: amounts classified as short-term loan		(50,000)	(7,685)	(60,000)
Less: long-term loan, current portion;		-	-	(3,300)
Long-term Loan		-	-	-

Notes:

The principal amounts of the above loans are repayable at the end of the loan period.

In April 2014, we obtained a loan for a total amount of RMB105,000 from Shandong SNTON Optical Materials Technology Co., Ltd. (the “Shandong SNTON”) to pay off certain short-term loans due to Bank of Communications Co., Ltd. The interest shall be calculated at the benchmark rate, plus an additional 20% of the said benchmark rate, for the loan of the same term announced by the People’s Bank of China. The interest must be paid quarterly and settled in full at the end of the year. As of December 31, 2014, the principal of this loan and the interest have not been paid. In March 2015, we entered into a supplemental agreement with Shandong SNTON pursuant to which the parties agreed that we will pay off the principal of this loan plus interest upon availability of new loans from banks or other financial institutions.

In November 2017, SNTON Group provided us with a loan for the amount of RMB20,000.

Bank loans outstanding, which are all denominated in Renminbi, are secured and guaranteed as follows:

	December 31, 2017		December 31, 2016	December 31, 2015
Secured by:	RMB	US$	RMB	RMB
Property plant and equipment, Land use right	50,000	7,685	60,000
Bills receivable	-	-	-	-
Guarantee company	-	-	3,300	6,650
Restricted cash		-
	50,000	7,685	63,330	6,650